Commitments and contingencies - FY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and contingencies [Abstract]
Expenses on lease obligation	$ 500	$ 500	$ 600
Minimum future rental payments [Abstract]
2016	398
2017	410
2018	422
2019	435
2020	184
Total minimum rental payments	$ 1,849
Term of lease agreement	5 years
Amount paid by landlord for leasehold improvements	$ 600